Portfolio of Investments
Touchstone Balanced Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 62.3%
	Information Technology — 17.0%
211,474	Apple, Inc.	$ 36,263,562
45,789	International Business Machines Corp.	8,743,867
132,986	Microsoft Corp.	55,949,870
111,072	Oracle Corp.	13,951,754
50,655	Salesforce, Inc.	15,256,273
38,649	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	5,258,197
59,302	Texas Instruments, Inc.	10,331,001
32,460	Workday, Inc. - Class A*	8,853,465
		154,607,989
	Health Care — 9.9%
26,778	Becton Dickinson & Co.	6,626,216
98,089	BioMarin Pharmaceutical, Inc.*	8,567,093
149,065	Bristol-Myers Squibb Co.	8,083,795
40,761	Cencora, Inc.	9,904,515
45,085	HCA Healthcare, Inc.	15,037,200
93,696	Johnson & Johnson	14,821,770
133,584	Medtronic PLC	11,641,846
32,291	UnitedHealth Group, Inc.	15,974,358
		90,656,793
	Communication Services — 9.5%
203,278	Alphabet, Inc. - Class C*	30,951,108
196,354	Comcast Corp. - Class A	8,511,946
72,764	Meta Platforms, Inc. - Class A	35,332,743
10,920	Netflix, Inc.*	6,632,044
42,324	Walt Disney Co. (The)	5,178,765
		86,606,606
	Financials — 8.8%
226,643	Bank of America Corp.	8,594,303
61,936	Berkshire Hathaway, Inc. - Class B*	26,045,327
84,060	Charles Schwab Corp. (The)	6,080,900
35,137	Goldman Sachs Group, Inc. (The)	14,676,373
6,506	Markel Group, Inc.*	9,898,749
53,602	Visa, Inc. - Class A	14,959,246
		80,254,898
	Consumer Discretionary — 5.6%
42,643	Airbnb, Inc. - Class A*	7,034,389
35,184	Alibaba Group Holding Ltd. (China) ADR	2,545,914
168,092	Amazon.com, Inc.*	30,320,435
24,733	Hilton Worldwide Holdings, Inc.	5,275,796
64,894	Starbucks Corp.	5,930,663
		51,107,197
	Industrials — 5.1%
40,718	Boeing Co. (The)*	7,858,167
17,118	FedEx Corp.	4,959,769
16,875	Hubbell, Inc.	7,003,969
96,838	RTX Corp.	9,444,610
162,613	Southwest Airlines Co.	4,746,673
105,250	SS&C Technologies Holdings, Inc.	6,774,943
57,875	Stanley Black & Decker, Inc.	5,667,699
		46,455,830
	Consumer Staples — 2.3%
182,961	Monster Beverage Corp.*	10,845,928
107,686	Philip Morris International, Inc.	9,866,191
		20,712,119
Shares		Market Value

	Energy — 1.9%
110,577	Exxon Mobil Corp.	$ 12,853,470
83,496	Schlumberger NV	4,576,416
		17,429,886
	Materials — 1.5%
107,398	DuPont de Nemours, Inc.	8,234,205
65,020	International Flavors & Fragrances, Inc.	5,591,070
		13,825,275
	Real Estate — 0.7%
31,755	Jones Lang LaSalle, Inc.*	6,195,083
	Total Common Stocks	$567,851,676
Principal Amount
	U.S. Treasury Obligations — 12.6%
$ 5,794,000	U.S. Treasury Bond, 4.000%, 11/15/52	5,457,450
1,380,000	U.S. Treasury Bond, 4.125%, 8/15/53	1,328,681
14,680,000	U.S. Treasury Bond, 4.750%, 11/15/43	15,251,144
7,700,635	U.S. Treasury Inflation Indexed Bond, 1.750%, 1/15/34	7,613,880
3,778,537	U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/54	3,829,817
10,914,000	U.S. Treasury Note, 3.625%, 5/31/28	10,642,855
24,000,000	U.S. Treasury Note, 4.000%, 1/31/29	23,765,625
11,945,000	U.S. Treasury Note, 4.000%, 2/15/34	11,758,359
3,500,000	U.S. Treasury Note, 4.250%, 1/31/26	3,473,066
29,225,000	U.S. Treasury Note, 4.375%, 11/30/28	29,395,099
2,810,000	U.S. Treasury Note, 4.625%, 2/28/26	2,808,354
	Total U.S. Treasury Obligations	$115,324,330
	Corporate Bonds — 12.5%
	Financials — 3.4%
1,326,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	1,231,026
1,300,000	American Express Co., 5.282%, 7/27/29	1,307,985
1,219,000	American Tower Corp. REIT, 5.900%, 11/15/33	1,263,240
1,110,000	Ares Capital Corp., 3.250%, 7/15/25	1,072,428
802,000	Bank of America Corp., 2.687%, 4/22/32	680,271
815,000	Bank of America Corp., 3.705%, 4/24/28	780,171
932,000	Bank of Montreal (Canada), 3.803%, 12/15/32	869,405
1,020,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	1,065,841
1,009,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	803,838
1,225,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,018,188
690,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	617,434
765,000	Citigroup, Inc., 3.200%, 10/21/26	728,621
645,000	Citigroup, Inc., 6.174%, 5/25/34	654,261
1,044,000	Citizens Bank NA, 4.575%, 8/9/28	999,574
1,052,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	968,860
1,255,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.139%, 2/15/27(A)	1,233,429
1,213,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	1,017,771
674,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	645,090
1,276,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,114,663
1,000,000	JPMorgan Chase & Co., 3.509%, 1/23/29	946,072
879,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	892,774
1,250,000	Mastercard, Inc., 2.000%, 11/18/31	1,032,354
1,086,000	Morgan Stanley, 3.950%, 4/23/27	1,048,537
839,000	Morgan Stanley, 5.297%, 4/20/37	805,244
948,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	915,669

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 12.5% (Continued)
	Financials — 3.4% (Continued)
$ 990,000	Northern Trust Corp., 6.125%, 11/2/32	$ 1,046,507
1,220,708	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	957,278
1,171,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.173%, 6/1/28(A)	1,116,257
1,105,000	Royal Bank of Canada (Canada), MTN, 5.200%, 8/1/28	1,116,113
1,844,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.239%, 5/15/27(A)	1,752,722
728,000	UBS Group AG (Switzerland), 144a, 5.699%, 2/8/35	732,495
807,000	US Bancorp, 4.967%, 7/22/33	763,464
		31,197,582
	Consumer Discretionary — 1.4%
1,795,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,442,541
71,805	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	68,068
1,099,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	1,040,747
782,000	Brunswick Corp., 4.400%, 9/15/32	711,925
1,461,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,238,421
555,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	561,006
605,000	Home Depot, Inc. (The), 5.950%, 4/1/41	651,771
999,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	1,002,214
754,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	769,560
1,130,000	Lowe's Cos., Inc., 4.500%, 4/15/30	1,105,866
715,000	Mattel, Inc., 5.450%, 11/1/41	662,092
1,199,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,102,139
1,174,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,095,229
680,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	675,666
1,263,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	1,048,862
		13,176,107
	Industrials — 1.2%
1,251,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	1,078,013
983,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,039,291
646,000	Carrier Global Corp., 3.577%, 4/5/50	481,384
934,000	FedEx Corp., 5.100%, 1/15/44	878,774
808,000	Norfolk Southern Corp., 4.837%, 10/1/41	761,854
685,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	685,753
1,212,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.304%, 2/15/42(A)	1,054,722
888,000	Timken Co. (The), 4.500%, 12/15/28	870,745
1,303,000	Waste Management, Inc., 4.875%, 2/15/34	1,293,974
1,846,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,713,967
676,000	WestRock MWV LLC, 8.200%, 1/15/30	772,217
		10,630,694
	Health Care — 1.1%
832,000	AbbVie, Inc., 4.450%, 5/14/46	747,252
917,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	714,906
1,068,000	Amgen, Inc., 5.150%, 3/2/28	1,075,391
700,000	Becton Dickinson & Co., 4.685%, 12/15/44	634,387
857,000	CommonSpirit Health, 4.187%, 10/1/49	713,652
782,000	CVS Health Corp., 5.125%, 7/20/45	721,374
1,036,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	837,683
942,000	Elevance Health, Inc., 4.750%, 2/15/33	919,126
1,066,000	HCA, Inc., 5.375%, 9/1/26	1,066,001
832,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	851,724
Principal Amount		MarketValue

	Health Care — 1.1% (Continued)
$ 1,062,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	$ 876,021
1,081,000	Viatris, Inc., 2.700%, 6/22/30	917,043
		10,074,560
	Utilities — 1.0%
1,537,000	CMS Energy Corp., 4.750%, 6/1/50	1,415,041
738,000	Duke Energy Progress LLC, 4.150%, 12/1/44	612,604
719,000	Edison International, 4.125%, 3/15/28	689,197
1,350,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	1,209,384
1,273,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	1,210,944
269,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 7.631%, 10/1/66(A)	255,839
1,135,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	730,357
1,250,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	856,720
887,000	PacifiCorp., 5.750%, 4/1/37	901,678
1,318,000	WEC Energy Group, Inc., (TSFR3M + 2.374%), 7.681%, 5/15/67(A)	1,278,453
		9,160,217
	Consumer Staples — 1.0%
725,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	687,634
264,000	Archer-Daniels-Midland Co., 5.375%, 9/15/35	270,245
415,000	Archer-Daniels-Midland Co., 5.935%, 10/1/32	439,863
995,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	935,151
646,000	J M Smucker Co. (The), 6.500%, 11/15/53	717,614
398,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 4.375%, 2/2/52	288,829
635,000	Kroger Co. (The), 5.000%, 4/15/42	598,211
960,000	Mars, Inc., 144a, 3.875%, 4/1/39	832,220
1,974,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	1,576,248
1,349,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,360,329
650,000	Starbucks Corp., 3.350%, 3/12/50	464,285
815,000	Tyson Foods, Inc., 5.400%, 3/15/29	822,205
		8,992,834
	Energy — 0.9%
1,126,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	959,449
355,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	322,373
1,063,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,155,048
884,000	HF Sinclair Corp., 144a, 5.000%, 2/1/28	858,820
590,417	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	535,077
1,161,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,121,436
1,244,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,387,461
1,046,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,226,720
977,000	Western Midstream Operating LP, 5.250%, 2/1/50	873,285
		8,439,669
	Information Technology — 0.9%
1,424,000	Apple, Inc., 4.650%, 2/23/46	1,370,237
1,407,000	Broadcom, Inc., 4.150%, 11/15/30	1,331,494
1,708,000	Cisco Systems, Inc., 4.850%, 2/26/29	1,721,430
1,289,000	Marvell Technology, Inc., 2.950%, 4/15/31	1,112,699
671,000	Micron Technology, Inc., 2.703%, 4/15/32	560,648
277,000	Micron Technology, Inc., 6.750%, 11/1/29	297,467
1,742,000	Microsoft Corp., 2.525%, 6/1/50	1,143,114
393,000	Oracle Corp., 3.600%, 4/1/40	310,002
313,000	Oracle Corp., 4.300%, 7/8/34	288,879
		8,135,970

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 12.5% (Continued)
	Communication Services — 0.7%
$ 535,000	AT&T, Inc., 4.500%, 5/15/35	$ 500,374
711,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	659,677
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.650%, 2/1/34	513,165
796,000	Comcast Corp., 4.000%, 3/1/48	646,780
386,000	Paramount Global, 4.200%, 5/19/32	320,987
1,357,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	1,346,157
1,178,000	T-Mobile USA, Inc., 3.875%, 4/15/30	1,103,313
566,000	T-Mobile USA, Inc., 5.750%, 1/15/54	587,161
1,103,000	Verizon Communications, Inc., 2.987%, 10/30/56	706,614
		6,384,228
	Real Estate — 0.6%
992,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	940,691
1,105,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	1,082,303
1,206,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,104,283
735,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	727,455
446,000	Store Capital LLC REIT, 2.700%, 12/1/31	351,059
274,000	Store Capital LLC REIT, 2.750%, 11/18/30	220,306
623,000	Store Capital LLC REIT, 4.625%, 3/15/29	586,435
		5,012,532
	Materials — 0.3%
531,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	477,328
1,074,000	Celanese US Holdings LLC, 6.165%, 7/15/27	1,094,170
846,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	740,097
		2,311,595
	Total Corporate Bonds	$113,515,988
	U.S. Government Mortgage-Backed Obligations — 3.6%
1,116	FHLMC, Pool #G08062, 5.000%, 6/1/35	1,124
111,298	FHLMC, Pool #G08637, 4.000%, 4/1/45	105,661
689,519	FHLMC, Pool #Q02664, 4.500%, 8/1/41	677,682
1,187,120	FHLMC, Pool #Q29056, 4.000%, 10/1/44	1,127,124
570,078	FHLMC, Pool #Q29260, 4.000%, 10/1/44	541,343
2,053,122	FHLMC REMIC, Pool #RA7784, 4.500%, 8/1/52	1,957,651
1,585,599	FHLMC REMIC, Pool #SB0855, 3.000%, 7/1/37	1,479,324
2,209,152	FHLMC REMIC, Pool #SD4499, 3.500%, 5/1/52	1,985,050
1,369,357	FHLMC REMIC, Pool #SD8148, 3.000%, 5/1/51	1,185,428
230,060	FNMA, Pool #725423, 5.500%, 5/1/34	234,991
203,931	FNMA, Pool #725610, 5.500%, 7/1/34	208,304
43,464	FNMA, Pool #748895, 6.000%, 12/1/33	43,124
87,698	FNMA, Pool #AD9193, 5.000%, 9/1/40	87,582
226,500	FNMA, Pool #AH8925, 4.500%, 3/1/41	222,334
263,589	FNMA, Pool #AR9195, 3.000%, 3/1/43	235,602
422,623	FNMA, Pool #BC1809, 3.500%, 5/1/46	385,790
1,679,019	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,335,607
1,815,279	FNMA, Pool #CB1336, 2.000%, 8/1/41	1,530,445
2,384,996	FNMA, Pool #CB2643, 2.500%, 1/1/52	1,979,308
1,698,208	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,360,640
534,393	FNMA, Pool #FM5166, 3.000%, 12/1/50	465,069
454,582	FNMA, Pool #FM5279, 3.500%, 11/1/50	412,968
350,402	FNMA, Pool #FM5468, 2.500%, 1/1/36	321,464
522,649	FNMA, Pool #FM5682, 2.500%, 1/1/51	435,890
1,383,562	FNMA, Pool #FM7913, 2.000%, 4/1/36	1,235,846
1,780,808	FNMA, Pool #FM8360, 2.500%, 8/1/51	1,493,215
1,759,170	FNMA, Pool #FM8361, 2.500%, 8/1/51	1,471,072
Principal Amount		MarketValue
	U.S. Government Mortgage-Backed Obligations — 3.6% (Continued)
$ 1,272,063	FNMA, Pool #FM9448, 2.000%, 10/1/51	$ 1,010,028
1,096,976	FNMA, Pool #FS0816, 2.500%, 2/1/37	999,644
2,136,238	FNMA, Pool #FS6793, 4.000%, 6/1/53	1,982,287
2,277,394	FNMA, Pool #FS6899, 3.000%, 11/1/51	1,963,620
581,111	FNMA, Pool #MA4166, 3.000%, 10/1/40	520,070
393,041	GNMA, Pool #5175, 4.500%, 9/20/41	387,621
1,656,570	GNMA, Pool #786741, 3.500%, 4/20/52	1,511,765
2,126,381	GNMA, Pool #MA8945, 4.000%, 6/20/53	1,991,314
	Total U.S. Government Mortgage-Backed Obligations	$32,885,987
	Commercial Mortgage-Backed Securities — 2.0%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	789,083
26,175,980	BANK, Ser 2019-BN21, Class XA, 0.837%, 10/17/52(A)(B)(C)	931,221
905,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	777,057
1,150,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	992,324
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.544%, 3/9/44(A)(C)	1,319,962
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV4, Class A, 144a, 2.843%, 3/9/44	1,297,755
390,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	361,779
755,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	661,842
1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.815%, 4/10/33(A)(C)	1,133,289
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(C)	592,672
1,205,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,027,132
1,000,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 6.890%, 10/15/36(A)	953,125
562,000,000	Independence Plaza Trust, Ser 2018-INDP, Class XCP, 144a, 7/10/35(A)(B)(C)	562
885,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	818,704
315,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	292,833
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 6.642%, 11/15/35(A)	475,729
1,100,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,054,343
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	736,903
435,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	404,839
435,000	WB Commercial Mortgage Trust, Ser 2024-HQ, Class A, 144a, 6.134%, 3/15/40(A)(C)	437,559
495,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	478,011
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.058%, 8/17/36(A)(C)	694,906
2,220,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,000,008
	Total Commercial Mortgage-Backed Securities	$18,231,638
	Asset-Backed Securities — 1.8%
1,000,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 7.226%, 4/15/34(A)	1,000,008

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Asset-Backed Securities — 1.8% (Continued)
$ 1,500,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 1.962%), 7.279%, 10/20/34(A)	$ 1,500,657
337,295	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	315,358
1,030,125	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	930,703
831,250	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	805,830
213,830	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	203,412
1,008,800	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	968,742
960,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	890,422
375,165	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	359,129
1,150,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (TSFR3M + 1.962%), 7.271%, 10/19/34(A)	1,150,207
826,625	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	733,934
1,500,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class B, 144a, (TSFR3M + 1.912%), 7.226%, 10/15/34(A)	1,501,060
980,000	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	915,197
1,500,000	Rockford Tower CLO, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 2.012%), 7.329%, 10/20/34(A)(D)	1,500,120
306,763	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	278,969
1,190,000	Textainer Marine Containers, Ltd. (China), Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	1,025,119
1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.841%, 4/25/55(A)(C)	1,311,273
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(A)(C)	941,109
	Total Asset-Backed Securities	$16,331,249
	Non-Agency Collateralized Mortgage Obligations — 1.5%
74,162	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.562%, 7/25/43(A)(C)	69,826
258,624	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.498%, 6/25/45(A)(C)	246,079
375,593	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.644%, 10/25/45(A)(C)	346,130
493,882	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(C)	482,573
153,223	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.399%, 5/25/43(A)(C)	147,114
260,534	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.898%, 1/25/45(A)(C)	243,868
279,235	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.648%, 12/25/44(A)(C)	261,545
916,034	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	873,949
1,471,657	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(C)	1,405,006
1,159,136	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(A)(C)	1,005,546
616,721	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.452%, 1/25/47(A)(C)	543,858
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 1.5% (Continued)
$ 1,077,862	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.572%, 12/25/50(A)(C)	$ 922,924
1,500,000	JP Morgan Mortgage Trust, Ser 2024-3, Class A6, 144a, 3.000%, 5/25/54(A)(C)	1,357,591
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	492,163
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(A)(C)	1,281,297
132,677	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(C)	116,660
865,622	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.764%, 8/25/48(A)(C)	820,107
785,372	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.764%, 8/25/48(A)(C)	744,077
1,383,226	Verus Securitization Trust, Ser 2022-7, Class A1, 144a, 5.152%, 7/25/67(A)(C)	1,373,233
1,158,716	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(A)(C)	1,005,289
	Total Non-Agency Collateralized Mortgage Obligations	$13,738,835
	Agency Collateralized Mortgage Obligations — 0.6%
515,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	362,576
1,650,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	1,185,605
1,500,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,154,098
2,150,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,577,209
1,370,000	FREMF Mortgage Trust, Ser 2019-K103, Class B, 144a, 3.456%, 12/25/51(A)(C)	1,243,905
166,214	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	163,711
3,544,678	GNMA, Ser 2012-147, Class IO, 0.544%, 4/16/54(A)(B)(C)	37,488
	Total Agency Collateralized Mortgage Obligations	$5,724,592
	Sovereign Government Obligations — 0.3%
674,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	604,568
834,000	Chile Government International Bond, 3.100%, 1/22/61	524,029
1,034,000	Mexico Government International Bond, 3.771%, 5/24/61	670,669
870,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	864,067
	Total Sovereign Government Obligations	$2,663,333
Shares
	Short-Term Investment Fund — 3.0%
27,409,032	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	27,409,032
	Total Investment Securities—100.2% (Cost $693,478,775)	$913,676,660
	Liabilities in Excess of Other Assets — (0.2%)	(1,726,238)
	Net Assets — 100.0%	$911,950,422
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2024.
(B)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

Touchstone Balanced Fund (Unaudited) (Continued)
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $65,114,511 or 7.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$567,851,676	$—	$—	$567,851,676
U.S. Treasury Obligations	—	115,324,330	—	115,324,330
Corporate Bonds	—	113,515,988	—	113,515,988
U.S. Government Mortgage-Backed Obligations	—	32,885,987	—	32,885,987
Commercial Mortgage-Backed Securities	—	18,231,638	—	18,231,638
Asset-Backed Securities	—	16,331,249	—	16,331,249
Non-Agency Collateralized Mortgage Obligations	—	13,738,835	—	13,738,835
Agency Collateralized Mortgage Obligations	—	5,724,592	—	5,724,592
Sovereign Government Obligations	—	2,663,333	—	2,663,333
Short-Term Investment Fund	27,409,032	—	—	27,409,032
Other Financial Instruments
Futures
Interest rate contracts	36,706	—	—	36,706
Total Assets	$595,297,414	$318,415,952	$—	$913,713,366
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(756,066)	$—	$(756,066)
Futures
Interest rate contracts	(188,129)	—	—	(188,129)
Total Liabilities	$(188,129)	$(756,066)	$—	$(944,195)
Total	$595,109,285	$317,659,886	$—	$912,769,171

Futures Contracts
At March 31, 2024, $415,379 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	6/18/2024	102	$13,158,000	$(137,616)
Long Futures:
5-Year U.S. Treasury Note	6/28/2024	239	25,576,736	36,706
2-Year U.S. Treasury Note	6/28/2024	277	56,642,172	(50,513)
				$(151,423)

Touchstone Balanced Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/28	$10,117,800	5.000%	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(744,877)	$11,189	$(756,066)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – March 31, 2024 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 76.2%
$ 550,000	Barry County, MO, COP, 5.000%, 10/01/37	$ 584,611
500,000	Beaumont , TX, Waterworks & Sewer System Revenue Ser A, 5.000%, 09/01/26	520,542
500,000	Chicago O'Hare International Airport, Revenue Ser A, 5.000%, 01/01/31	525,064
500,000	Chicago, IL, Wastewater Transmission Revenue Ser C, 5.000%, 01/01/26	505,304
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	423,559
500,000	Cleveland County Educational Fac. Auth., Revenue, 5.000%, 06/01/25	508,633
500,000	Cobb County Kennestone Hospital Auth., Revenue, 4.000%, 04/01/52	469,536
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 11/01/28	540,450
500,000	Connecticut State Health & Educational Fac. Auth., Revenue, 5.000%, 07/01/48	528,350
500,000	County of Miami-Dade FL Transit System, Revenue, 5.000%, 07/01/32	509,070
500,000	County of Nez Perce, COP, 5.000%, 03/01/52	515,534
685,000	DeKalb-Jackson Water Supply District Inc, Revenue Ser A, 5.000%, 07/01/32	759,949
500,000	Florida Development Finance Corp., Revenue Ser A, 5.000%, 06/15/30	516,810
425,000	Georgetown, TX, Utility System Revenue, 5.000%, 08/15/35	478,268
500,000	Greater Jasper School Building Corp., Revenue, 5.000%, 07/15/29	539,806
510,000	Greater Texas Cultural Education Fac. Finance Corp., Revenue, 5.000%, 03/01/28	547,054
350,000	Guam Power Auth., Revenue Ser A, 5.000%, 10/01/26	358,486
500,000	Hamilton County, OH, 5.000%, 08/15/40	527,363
1,000,000	Hamilton County, OH EDR, 5.000%, 06/01/33	1,014,232
465,000	Harris County Cultural Education Fac. Finance Corp., Revenue Ser A, 5.000%, 07/01/52	487,487
500,000	Health Care Auth. for Baptist Health/The, Revenue Ser A, 5.000%, 11/15/32	556,488
500,000	Hospitals & Higher Education Fac. Auth. of Philadelphia/The, Revenue, 5.000%, 07/01/37	544,791
500,000	Illinois Finance Auth., Revenue Ser A, 5.000%, 08/15/47	528,809
675,000	Illinois State Toll Highway Authority, Revenue Ser A, 5.000%, 01/01/46	727,352
500,000	Iowa Higher Education Loan Auth., Revenue, 5.375%, 10/01/52	518,155
500,000	Kentucky Asset Liability Commission, Revenue Ser A, 5.000%, 09/01/25	510,071
595,000	Kentucky Public Energy Auth., Revenue Ser 1, 4.000%, 02/01/30	595,149
500,000	Los Angeles, CA, Wastewater System Revenue Ser C, 5.000%, 06/01/25	510,645
500,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, 5.000%, 08/15/30	527,379
500,000	Louisiana Public Fac. Auth., Revenue Ser A, 5.000%, 10/15/37	567,371
500,000	Louisville/Jefferson County Metropolitan Government, Revenue Ser A, 5.000%, 05/15/52	519,820
500,000	Main Street Natural Gas, Inc., Revenue Ser B, 5.000%, 12/01/54	536,740
500,000	Metropolitan Government Nashville & Davidson County Sports Auth., Revenue Ser A, 5.250%, 07/01/53	546,366
500,000	Michigan Finance Auth., Revenue, 5.000%, 04/15/28	538,642
500,000	Michigan Finance Authority, Revenue Ser C, 5.000%, 06/01/32	547,322
Principal Amount		Market Value

$ 500,000	Michigan State Building Auth., Revenue Ser I, 5.000%, 04/15/34	$ 511,646
500,000	Millard School District Local Building Auth., Revenue, 5.000%, 05/15/59	533,644
500,000	Missouri Joint Municipal Electric Utility Commission, Revenue, 5.000%, 12/01/36	558,143
500,000	Monroeville Finance Auth., Revenue Ser B, 5.000%, 02/15/29	545,248
575,000	Montrose Redevelopment Auth., 5.000%, 09/01/26	594,562
500,000	Municipal Electric Authority of Georgia Ser A, 5.000%, 07/01/52	519,493
500,000	New Hampshire Business Finance Auth., Revenue Ser A, 5.250%, 06/01/51	545,608
500,000	New Jersey Economic Development Auth., Revenue EDR, 5.000%, 03/01/28	536,387
500,000	New Jersey Transportation Trust Fund Authority, Revenue Ser AA, 5.000%, 06/15/45	531,728
500,000	New York State Dormitory Auth., Revenue, 5.000%, 07/01/29	526,277
500,000	New York State Dormitory Auth., Revenue, 5.000%, 05/01/52	527,784
500,000	Newark Higher Education Finance Corp., Revenue Ser A, 4.000%, 04/01/57	436,307
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	492,986
500,000	Ozark Reorg School District No R-6, COP, 5.000%, 04/01/45	518,771
500,000	Pasco County School Board, COP Ser B, 5.000%, 08/01/46	529,548
500,000	Pennsylvania Economic Development Financing Auth., Revenue EDR Ser 2, 5.000%, 07/01/38	529,395
500,000	Pennsylvania Higher Educational Fac. Auth., Revenue Ser A, 5.000%, 05/01/32	551,651
500,000	Philadelphia Auth. for Industrial Development, Revenue, 5.250%, 11/01/47	533,045
500,000	Polaris Career Center COP, 5.000%, 11/01/35	509,724
500,000	Public Utility District No. 1 of Benton County, Revenue, 5.000%, 11/01/28	522,381
500,000	Pulaski County, AR, Revenue, 5.250%, 03/01/53	540,063
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/29	536,514
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/31	552,522
500,000	Rhode Island Health and Educational Building Corp., Revenue Ser A, 5.000%, 05/15/48	545,337
500,000	Rock Hill , SC, Combined Utility System Revenue Ser A, 5.000%, 01/01/54	534,283
520,000	South Carolina Public Service Auth., Revenue Ser A, 4.000%, 12/01/52	473,084
585,000	South Wayne County Water and Sewer Authority, Revenue, 4.000%, 02/15/37	601,898
500,000	Southwest Higher Education Auth., Inc., Revenue, 5.000%, 10/01/29	519,596
500,000	St Lucie County School Board, COP Ser A, 5.000%, 07/01/48	538,846
510,000	State Board of Higher Education of the State of North Dakota, Revenue Ser A, 5.000%, 04/01/29	537,545
500,000	State of Illinois Sales Tax Revenue Ser B, 5.000%, 06/15/33	531,866
500,000	Tobacco Settlement Financing Corp, Revenue Ser A, 5.000%, 06/01/30	537,334
500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	466,912
500,000	Troy Capital Resource Corp., Revenue, 5.000%, 09/01/30	553,892
500,000	Wisconsin Health & Educational Fac. Auth., Revenue, 5.000%, 03/15/53	471,129

Touchstone Core Municipal Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 76.2% (Continued)
$ 500,000	Wisconsin Health & Educational Fac. Auth., Revenue Ser B, 5.250%, 12/01/48	$ 527,198
240,000	Yamhill County, OR, Revenue, 4.000%, 12/01/41	234,652
	Total Fixed Rate Revenue Bonds	$38,392,207
	General Obligation Bonds – 20.8%
500,000	Bartholomew Consolidated School Corp., LTGO, 6.000%, 01/15/26	522,328
500,000	Bexar County Hospital District, LTGO, 5.000%, 02/15/48	535,317
500,000	Chicago Board of Education, UTGO Ser A, 4.000%, 12/01/47	446,609
500,000	Chicago, IL, UTGO Ser A, 5.000%, 01/01/34	549,896
150,000	Detroit, MI, UTGO Ser C, 6.000%, 05/01/43	168,444
505,000	Ecorse Public School District, UTGO, 5.000%, 05/01/27	533,851
150,000	Gold Hill Mesa Metropolitan District No 2, LTGO Ser A, 5.000%, 12/01/29	163,037
500,000	Grand Rapids Public Schools, UTGO, 5.000%, 05/01/25	508,186
500,000	Homewood, AL, UTGO, 5.000%, 09/01/29	522,264
500,000	Hudsonville Public Schools, UTGO, 5.000%, 05/01/53	531,521
500,000	Jackson, MS, UTGO, 5.000%, 03/01/28	517,067
610,000	Milwaukee, WI, UTGO Ser N3, 5.000%, 04/01/29	669,086
500,000	North Pine Vistas Metropolitan District No 2, LTGO, 5.250%, 12/01/42	551,925
450,000	School District of Philadelphia/The, LTGO Ser B, 5.000%, 09/01/30	496,694
440,000	School District of Philadelphia/The, LTGO Ser D, 5.000%, 09/01/25	449,107
500,000	St Louis, MO, UTGO Ser A, 5.000%, 02/15/43	541,399
500,000	State of Illinois, UTGO Ser B, 5.500%, 05/01/47	546,402
1,000,000	Toledo, OH, LTGO, 4.000%, 12/01/35	1,044,621
500,000	Whispering Pines Metropolitan District No 1, LTGO, 5.000%, 12/01/52	522,138
650,000	Wichita Falls Independent School District, UTGO, 4.000%, 02/01/26	659,183
	Total General Obligation Bonds	$10,479,075
Shares		Market Value
	Short-Term Investment Fund — 1.9%
968,661	Dreyfus Government Cash Management Institutional Shares, 5.20%∞Ω	$ 968,661
	Total Investment Securities—98.9% (Cost $50,643,065)	$49,839,943
	Other Assets in Excess of Liabilities — 1.1%	$556,736
	Net Assets — 100.0%	$50,396,679
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
COP–Certificates of Participation
EDR–Economic Development Revenue
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$48,871,282	$—	$48,871,282
Short-Term Investment Fund	968,661	—	—	968,661
Total	$968,661	$48,871,282	$—	$49,839,943
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Equity Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 91.4%
	France — 20.9%
	Communication Services — 2.6%
153,800	JCDecaux SE*	$ 2,986,689
	Consumer Discretionary — 8.1%
72,800	Accor SA	3,398,773
103,100	Cie Generale des Etablissements Michelin SCA	3,951,140
2,200	LVMH Moet Hennessy Louis Vuitton SE	1,979,553
	Consumer Staples — 1.8%
12,800	Pernod Ricard SA	2,072,117
	Energy — 3.2%
54,000	TotalEnergies SE	3,714,627
	Financials — 2.7%
59,000	Edenred SE	3,150,290
	Health Care — 2.5%
29,000	Sanofi	2,821,251
	Total France	24,074,440
	United Kingdom — 13.3%
	Communication Services — 2.3%
383,200	Rightmove PLC	2,656,062
	Health Care — 3.7%
1,181,549	ConvaTec Group PLC, 144a	4,268,411
	Industrials — 5.9%
52,500	Bunzl PLC	2,020,074
178,300	Howden Joinery Group PLC	2,041,033
640,000	Rotork PLC	2,657,411
	Information Technology — 1.4%
39,800	Spectris PLC	1,656,069
	Total United Kingdom	15,299,060
	Switzerland — 10.4%
	Consumer Staples — 3.1%
33,100	Nestle SA	3,516,874
	Health Care — 7.3%
31,300	Alcon, Inc.	2,588,869
32,500	Novartis AG	3,147,899
10,500	Roche Holding AG	2,680,850
	Total Switzerland	11,934,492
	Germany — 9.8%
	Communication Services — 1.8%
27,200	Scout24 SE, 144a	2,049,202
	Health Care — 2.0%
87,900	Fresenius SE & Co. KGaA	2,370,383
	Industrials — 1.5%
20,700	Brenntag SE	1,744,617
	Information Technology — 1.9%
11,000	SAP SE	2,141,909
	Materials — 2.6%
76,400	FUCHS SE	3,000,239
	Total Germany	11,306,350
	United States — 5.6%
	Health Care — 3.0%
39,700	Medtronic PLC	3,459,855
	Industrials — 2.6%
69,200	Experian PLC	3,015,248
	Total United States	6,475,103
Shares		Market Value

	Japan — 5.5%
	Consumer Discretionary — 2.2%
302,000	USS Co. Ltd.	$ 2,496,680
	Health Care — 1.5%
122,600	Olympus Corp.	1,765,233
	Industrials — 1.8%
74,400	FANUC Corp.	2,075,499
	Total Japan	6,337,412
	Canada — 5.2%
	Materials — 5.2%
52,700	Agnico Eagle Mines Ltd.	3,142,430
169,300	Barrick Gold Corp.	2,815,938
	Total Canada	5,958,368
	Mexico — 4.1%
	Communication Services — 2.1%
873,398	Megacable Holdings SAB de CV	2,428,251
	Consumer Staples — 2.0%
970,500	Kimberly-Clark de Mexico SAB de CV - Class A	2,253,379
	Total Mexico	4,681,630
	Hong Kong — 2.9%
	Consumer Discretionary — 2.9%
662,000	Galaxy Entertainment Group Ltd.	3,327,921
	Brazil — 2.7%
	Financials — 2.7%
213,900	Pagseguro Digital Ltd. - Class A*	3,054,492
	South Korea — 2.6%
	Information Technology — 2.6%
49,900	Samsung Electronics Co. Ltd.	2,998,866
	Taiwan — 2.4%
	Information Technology — 2.4%
20,300	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,761,815
	Greece — 2.1%
	Consumer Discretionary — 2.1%
137,500	OPAP SA	2,474,343
	Norway — 2.0%
	Energy — 2.0%
206,000	TGS ASA	2,271,317
	Netherlands — 1.8%
	Information Technology — 1.8%
2,200	ASML Holding NV	2,132,816
	China — 0.1%
	Consumer Discretionary — 0.1%
5,190	Meituan - Class B, 144a*	64,066
	Total Common Stocks	$105,152,491
	Exchange-Traded Fund — 4.3%
60,900	iShares MSCI EAFE ETF	4,863,474
	Total Exchange-Traded Fund	$4,863,474

Touchstone International Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 4.1%
4,745,437	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	$ 4,745,437
	Total Investment Securities — 99.8% (Cost $93,824,693)	$114,761,402
	Other Assets in Excess of Liabilities — 0.2%	286,156
	Net Assets — 100.0%	$115,047,558
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $6,381,679 or 5.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$2,986,689	$21,087,751	$—	$24,074,440
United Kingdom	—	15,299,060	—	15,299,060
Switzerland	—	11,934,492	—	11,934,492
Germany	3,000,239	8,306,111	—	11,306,350
United States	3,459,855	3,015,248	—	6,475,103
Japan	—	6,337,412	—	6,337,412
Canada	5,958,368	—	—	5,958,368
Mexico	4,681,630	—	—	4,681,630
Hong Kong	—	3,327,921	—	3,327,921
Brazil	3,054,492	—	—	3,054,492
South Korea	—	2,998,866	—	2,998,866
Taiwan	2,761,815	—	—	2,761,815
Greece	2,474,343	—	—	2,474,343
Norway	—	2,271,317	—	2,271,317
Netherlands	—	2,132,816	—	2,132,816
China	—	64,066	—	64,066
Exchange-Traded Fund	4,863,474	—	—	4,863,474
Short-Term Investment Fund	4,745,437	—	—	4,745,437
Total	$37,986,342	$76,775,060	$—	$114,761,402
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Growth Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.0%
	United States — 21.9%
	Information Technology — 21.9%
8,670	Arista Networks, Inc.*	$ 2,514,127
2,590	Intuit, Inc.	1,683,500
7,105	Microsoft Corp.	2,989,216
5,590	NVIDIA Corp.	5,050,900
	Total United States	12,237,743
	India — 9.5%
	Financials — 8.0%
24,990	HDFC Bank Ltd. ADR	1,398,690
115,570	ICICI Bank Ltd. ADR	3,052,204
	Information Technology — 1.5%
18,340	Tata Consultancy Services Ltd.	855,964
	Total India	5,306,858
	Switzerland — 8.7%
	Consumer Staples — 2.7%
48,740	Coca-Cola HBC AG	1,540,198
	Health Care — 6.0%
27,025	Alcon, Inc.	2,235,278
6,870	Straumann Holding AG	1,096,161
	Total Switzerland	4,871,637
	Canada — 7.7%
	Consumer Discretionary — 4.3%
31,215	Dollarama, Inc.	2,377,967
	Industrials — 3.4%
63,365	CAE, Inc.*	1,308,419
6,605	Canadian Pacific Kansas City Ltd.	582,360
	Total Canada	4,268,746
	Germany — 7.6%
	Communication Services — 3.4%
31,225	Stroeer SE & Co. KGaA	1,899,952
	Information Technology — 4.2%
11,930	SAP SE	2,322,998
	Total Germany	4,222,950
	France — 6.4%
	Information Technology — 6.4%
15,400	Capgemini SE	3,543,706
	Netherlands — 5.7%
	Information Technology — 5.7%
3,294	ASML Holding NV	3,193,407
	Israel — 5.6%
	Information Technology — 5.6%
11,985	Nice Ltd. ADR*	3,123,531
	Spain — 4.6%
	Consumer Discretionary — 2.0%
17,040	Amadeus IT Group SA	1,093,912
	Health Care — 2.6%
162,540	Grifols SA*	1,462,038
	Total Spain	2,555,950
	Sweden — 4.3%
	Consumer Discretionary — 4.3%
19,435	Evolution AB, 144a	2,413,904
Shares		Market Value

	Argentina — 3.7%
	Information Technology — 3.7%
10,255	Globant SA*	$ 2,070,485
	Indonesia — 3.5%
	Financials — 3.5%
4,249,900	Bank Mandiri Persero Tbk PT	1,933,675
	Taiwan — 3.5%
	Information Technology — 3.5%
14,165	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,927,148
	Denmark — 2.0%
	Health Care — 2.0%
8,855	Novo Nordisk A/S - Class B	1,135,861
	United Kingdom — 2.0%
	Health Care — 2.0%
8,450	AstraZeneca PLC	1,135,205
	Poland — 1.3%
	Consumer Staples — 1.3%
7,218	Dino Polska SA, 144a*	700,603
	Japan — 1.0%
	Information Technology — 1.0%
2,200	Tokyo Electron Ltd.	572,988
	Total Common Stocks	$55,214,397
	Short-Term Investment Fund — 1.2%
661,824	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	661,824
	Total Investment Securities — 100.2% (Cost $39,668,565)	$55,876,221
	Liabilities in Excess of Other Assets — (0.2)%	(96,786)
	Net Assets — 100.0%	$55,779,435
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $3,114,507 or 5.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Growth Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$12,237,743	$—	$—	$12,237,743
India	4,450,894	855,964	—	5,306,858
Switzerland	—	4,871,637	—	4,871,637
Canada	4,268,746	—	—	4,268,746
Germany	1,899,952	2,322,998	—	4,222,950
France	—	3,543,706	—	3,543,706
Netherlands	—	3,193,407	—	3,193,407
Israel	3,123,531	—	—	3,123,531
Spain	—	2,555,950	—	2,555,950
Sweden	—	2,413,904	—	2,413,904
Argentina	2,070,485	—	—	2,070,485
Indonesia	—	1,933,675	—	1,933,675
Taiwan	1,927,148	—	—	1,927,148
Denmark	—	1,135,861	—	1,135,861
United Kingdom	—	1,135,205	—	1,135,205
Poland	700,603	—	—	700,603
Japan	—	572,988	—	572,988
Short-Term Investment Fund	661,824	—	—	661,824
Total	$31,340,926	$24,535,295	$—	$55,876,221
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Focused Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 94.9%
	Information Technology — 25.5%
1,192,750	Apple, Inc.	$ 204,532,770
235,651	International Business Machines Corp.	44,999,915
757,177	Microsoft Corp.	318,559,507
517,541	Oracle Corp.	65,008,325
273,284	Salesforce, Inc.	82,307,675
223,454	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	30,400,917
325,115	Texas Instruments, Inc.	56,638,284
174,337	Workday, Inc. - Class A*	47,550,417
		849,997,810
	Health Care — 14.9%
154,935	Becton Dickinson & Co.	38,338,666
540,135	BioMarin Pharmaceutical, Inc.*	47,175,391
825,047	Bristol-Myers Squibb Co.	44,742,299
207,990	Cencora, Inc.	50,539,490
244,688	HCA Healthcare, Inc.	81,610,789
517,873	Johnson & Johnson	81,922,330
732,329	Medtronic PLC	63,822,472
179,842	UnitedHealth Group, Inc.	88,967,837
		497,119,274
	Communication Services — 14.3%
1,167,554	Alphabet, Inc. - Class C*	177,771,772
1,034,614	Comcast Corp. - Class A	44,850,517
387,355	Meta Platforms, Inc. - Class A	188,091,841
59,131	Netflix, Inc.*	35,912,030
236,159	Walt Disney Co. (The)	28,896,415
		475,522,575
	Financials — 14.2%
1,968,763	Bank of America Corp.	74,655,493
356,143	Berkshire Hathaway, Inc. - Class B*	149,765,254
468,293	Charles Schwab Corp. (The)	33,876,316
191,664	Goldman Sachs Group, Inc. (The)	80,056,136
36,350	Markel Group, Inc.*	55,305,798
289,541	Visa, Inc. - Class A	80,805,102
		474,464,099
	Consumer Discretionary — 8.4%
222,780	Airbnb, Inc. - Class A*	36,749,789
180,099	Alibaba Group Holding Ltd. (China) ADR	13,031,964
955,520	Amazon.com, Inc.*	172,356,698
134,803	Hilton Worldwide Holdings, Inc.	28,754,828
327,273	Starbucks Corp.	29,909,479
		280,802,758
	Industrials — 7.9%
230,346	Boeing Co. (The)*	44,454,475
94,428	FedEx Corp.	27,359,569
99,781	Hubbell, Inc.	41,414,104
545,667	RTX Corp.	53,218,902
820,086	Southwest Airlines Co.	23,938,310
Shares		Market Value

	Industrials — 7.9% (Continued)
597,739	SS&C Technologies Holdings, Inc.	$ 38,476,459
341,064	Stanley Black & Decker, Inc.	33,400,398
		262,262,217
	Consumer Staples — 3.4%
992,197	Monster Beverage Corp.*	58,817,438
610,083	Philip Morris International, Inc.	55,895,805
		114,713,243
	Energy — 2.8%
614,529	Exxon Mobil Corp.	71,432,851
365,452	Schlumberger NV	20,030,424
		91,463,275
	Materials — 2.4%
613,323	DuPont de Nemours, Inc.	47,023,474
361,806	International Flavors & Fragrances, Inc.	31,111,698
		78,135,172
	Real Estate — 1.1%
188,994	Jones Lang LaSalle, Inc.*	36,870,840
	Total Common Stocks	$3,161,351,263
	Short-Term Investment Fund — 5.4%
179,895,786	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	179,895,786
	Total Investment Securities—100.3% (Cost $1,807,289,369)	$3,341,247,049
	Liabilities in Excess of Other Assets — (0.3%)	(8,952,706)
	Net Assets — 100.0%	$3,332,294,343
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,161,351,263	$—	$—	$3,161,351,263
Short-Term Investment Fund	179,895,786	—	—	179,895,786
Total	$3,341,247,049	$—	$—	$3,341,247,049
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.7%
	Financials — 27.5%
47,618	Berkshire Hathaway, Inc. - Class B*	$ 20,024,321
15,887	BlackRock, Inc.	13,244,992
140,887	Charles Schwab Corp. (The)	10,191,766
69,612	Fiserv, Inc.*	11,125,390
65,086	Progressive Corp. (The)	13,461,086
42,519	Visa, Inc. - Class A	11,866,203
		79,913,758
	Materials — 13.8%
36,966	Air Products & Chemicals, Inc.	8,955,753
37,575	Albemarle Corp.	4,950,130
24,921	Martin Marietta Materials, Inc.	15,299,999
17,300	NewMarket Corp.	10,978,926
		40,184,808
	Consumer Discretionary — 13.8%
60,189	CarMax, Inc.*	5,243,064
28,657	Home Depot, Inc. (The)	10,992,825
24,554	Lowe's Cos., Inc.	6,254,640
8,404	O'Reilly Automotive, Inc.*	9,487,108
88,437	Starbucks Corp.	8,082,257
		40,059,894
	Industrials — 12.7%
34,034	FedEx Corp.	9,861,011
34,023	Norfolk Southern Corp.	8,671,442
40,222	Old Dominion Freight Line, Inc.	8,821,087
50,490	Republic Services, Inc.	9,665,806
		37,019,346
	Information Technology — 10.0%
85,002	Apple, Inc.	14,576,143
112,475	Cisco Systems, Inc.	5,613,627
51,634	Texas Instruments, Inc.	8,995,159
		29,184,929
	Consumer Staples — 7.8%
172,323	Altria Group, Inc.	7,516,729
79,935	Church & Dwight Co., Inc.	8,338,020
64,996	Nestle SA (Switzerland) ADR	6,902,575
		22,757,324
Shares		Market Value

	Communication Services — 6.1%
116,222	Alphabet, Inc. - Class C*	$ 17,695,962
	Health Care — 3.3%
39,673	Johnson & Johnson	6,275,872
121,874	Pfizer, Inc.	3,382,004
		9,657,876
	Energy — 2.7%
50,042	Chevron Corp.	7,893,625
	Total Common Stocks	$284,367,522
	Short-Term Investment Fund — 2.3%
6,762,680	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	6,762,680
	Total Investment Securities—100.0% (Cost $163,915,741)	$291,130,202
	Other Assets in Excess of Liabilities — 0.0%	4,016
	Net Assets — 100.0%	$291,134,218
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$284,367,522	$—	$—	$284,367,522
Short-Term Investment Fund	6,762,680	—	—	6,762,680
Total	$291,130,202	$—	$—	$291,130,202
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Company Growth Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.5%
	Information Technology — 55.9%
6,049	Accenture PLC - Class A	$ 2,096,644
7,025	Adobe, Inc.*	3,544,815
22,308	Advanced Micro Devices, Inc.*	4,026,371
33,884	Arista Networks, Inc.*	9,825,682
6,326	ASML Holding NV (Netherlands)	6,139,193
15,870	Autodesk, Inc.*	4,132,866
13,230	Dynatrace, Inc.*	614,401
25,309	Entegris, Inc.	3,556,927
6,837	EPAM Systems, Inc.*	1,888,106
48,280	Fortinet, Inc.*	3,298,007
10,384	Intuit, Inc.	6,749,600
42,738	Microsoft Corp.	17,980,731
20,484	NVIDIA Corp.	18,508,523
		82,361,866
	Communication Services — 11.6%
69,707	Alphabet, Inc. - Class A*	10,520,877
13,598	Meta Platforms, Inc. - Class A	6,602,917
		17,123,794
	Financials — 11.1%
45,305	Charles Schwab Corp. (The)	3,277,364
26,952	Fiserv, Inc.*	4,307,469
5,441	Mastercard, Inc. - Class A	2,620,222
21,908	Visa, Inc. - Class A	6,114,084
		16,319,139
	Consumer Discretionary — 9.8%
69,382	Amazon.com, Inc.*	12,515,125
684	Chipotle Mexican Grill, Inc.*	1,988,231
		14,503,356
	Industrials — 5.0%
10,012	Automatic Data Processing, Inc.	2,500,397
3,777	Paycom Software, Inc.	751,661
54,123	Uber Technologies, Inc.*	4,166,930
		7,418,988
Shares		Market Value

	Health Care — 4.4%
44,957	Boston Scientific Corp.*	$ 3,079,105
24,780	Neurocrine Biosciences, Inc.*	3,417,658
		6,496,763
	Consumer Staples — 1.7%
42,026	Monster Beverage Corp.*	2,491,301
	Total Common Stocks	$146,715,207
	Short-Term Investment Fund — 0.6%
881,225	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	881,225
	Total Investment Securities—100.1% (Cost $80,686,445)	$147,596,432
	Liabilities in Excess of Other Assets — (0.1%)	(109,317)
	Net Assets — 100.0%	$147,487,115
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$146,715,207	$—	$—	$146,715,207
Short-Term Investment Fund	881,225	—	—	881,225
Total	$147,596,432	$—	$—	$147,596,432
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.9%
	Industrials — 22.2%
125,669	Albany International Corp. - Class A	$ 11,751,308
111,309	ASGN, Inc.*	11,660,731
44,194	CACI International, Inc. - Class A*	16,742,013
88,625	Clean Harbors, Inc. *	17,841,099
89,242	Crane Co.	12,059,272
327,850	CSG Systems International, Inc.	16,897,389
67,018	Curtiss-Wright Corp.	17,152,587
33,720	EMCOR Group, Inc.	11,808,744
113,428	ESCO Technologies, Inc.	12,142,467
507,545	ExlService Holdings, Inc.*	16,139,931
141,029	Federal Signal Corp.	11,969,131
165,238	ITT, Inc.	22,477,325
185,949	KBR, Inc.	11,837,513
188,136	MAXIMUS, Inc.	15,784,611
395,810	WNS Holdings Ltd. (India) ADR*	20,000,279
345,274	Zurn Elkay Water Solutions Corp.	11,556,321
		237,820,721
	Information Technology — 17.5%
95,409	Advanced Energy Industries, Inc.	9,729,810
540,207	Box, Inc. - Class A*	15,298,662
1,796,728	CCC Intelligent Solutions Holdings, Inc.*	21,488,867
202,120	Ciena Corp.*	9,994,834
163,745	CommVault Systems, Inc.*	16,608,655
184,137	Crane NXT Co.	11,398,080
379,550	Digi International, Inc.*	12,119,032
84,883	Onto Innovation, Inc.*	15,370,614
733,500	PowerSchool Holdings, Inc. - Class A*	15,616,215
66,550	Qualys, Inc.*	11,105,199
50,171	SPS Commerce, Inc.*	9,276,618
288,290	Teradata Corp.*	11,148,174
361,940	Tower Semiconductor Ltd. (Israel)*	12,106,893
493,335	Verint Systems, Inc.*	16,354,055
		187,615,708
	Health Care — 15.1%
378,788	Astrana Health, Inc.*	15,905,308
160,650	Bio-Techne Corp.	11,308,154
17,685	Chemed Corp.	11,352,532
400,500	Doximity, Inc. - Class A*	10,777,455
202,212	Encompass Health Corp.	16,698,667
126,117	Ensign Group, Inc. (The)	15,691,477
407,674	Globus Medical, Inc. - Class A*	21,867,633
146,680	Haemonetics Corp.*	12,519,138
157,024	Merit Medical Systems, Inc.*	11,894,568
510,204	Premier, Inc. - Class A	11,275,509
599,213	Progyny, Inc.*	22,859,976
		162,150,417
	Consumer Discretionary — 14.8%
117,300	Crocs, Inc.*	16,867,740
501,026	Frontdoor, Inc.*	16,323,427
449,960	Gentex Corp.	16,252,555
85,845	Grand Canyon Education, Inc.*	11,692,947
283,609	Malibu Boats, Inc. - Class A*	12,274,598
106,149	Oxford Industries, Inc.	11,931,148
87,220	PVH Corp.	12,264,004
140,057	Skyline Champion Corp.*	11,906,246
371,340	Steven Madden Ltd.	15,700,255
104,119	Texas Roadhouse, Inc.	16,083,262
38,503	TopBuild Corp.*	16,969,427
		158,265,609
Shares		Market Value

	Financials — 9.2%
458,668	Atlantic Union Bankshares Corp.	$ 16,195,567
58,680	Evercore, Inc. - Class A	11,301,181
1,163,727	FNB Corp.	16,408,551
652,692	Home BancShares, Inc.	16,036,642
195,545	SouthState Corp.	16,627,191
440,593	Webster Financial Corp.	22,368,907
		98,938,039
	Real Estate — 8.1%
270,857	Agree Realty Corp. REIT	15,471,352
706,590	Apple Hospitality REIT, Inc.	11,573,944
92,904	Colliers International Group, Inc. (Canada)	11,355,656
872,298	COPT Defense Properties REIT	21,083,442
530,351	Kite Realty Group Trust REIT	11,498,010
415,979	STAG Industrial, Inc. REIT	15,990,233
		86,972,637
	Materials — 4.2%
119,068	Ashland, Inc.	11,593,651
58,640	Eagle Materials, Inc.	15,935,420
353,323	Silgan Holdings, Inc.	17,157,365
		44,686,436
	Energy — 3.9%
324,010	Cactus, Inc. - Class A	16,229,661
338,561	ChampionX Corp.	12,150,954
549,220	Oceaneering International, Inc.*	12,851,748
		41,232,363
	Communication Services — 2.9%
689,551	Cargurus, Inc.*	15,914,837
246,181	Ziff Davis, Inc.*	15,519,250
		31,434,087
	Total Common Stocks	$1,049,116,017
	Short-Term Investment Fund — 1.9%
20,031,678	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	20,031,678
	Total Investment Securities—99.8% (Cost $769,311,268)	$1,069,147,695
	Other Assets in Excess of Liabilities — 0.2%	1,830,512
	Net Assets — 100.0%	$1,070,978,207
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,029,115,738	$20,000,279	$—	$1,049,116,017
Short-Term Investment Fund	20,031,678	—	—	20,031,678
Total	$1,049,147,416	$20,000,279	$—	$1,069,147,695
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Value Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.4%
	Financials — 14.7%
39,891	American Express Co.	$ 9,082,782
154,253	American International Group, Inc.	12,057,957
265,222	Fidelity National Information Services, Inc.	19,674,168
39,017	M&T Bank Corp.	5,674,632
61,555	The Allstate Corp.	10,649,631
145,006	US Bancorp	6,481,768
181,144	Wells Fargo & Co.	10,499,106
28,561	Willis Towers Watson PLC	7,854,275
		81,974,319
	Health Care — 13.4%
487,503	Avantor, Inc.*	12,465,452
74,844	CVS Health Corp.	5,969,557
30,864	Elevance Health, Inc.	16,004,218
106,318	Medtronic PLC	9,265,614
114,514	Merck & Co., Inc.	15,110,122
111,506	Sanofi SA ADR	5,419,192
20,906	UnitedHealth Group, Inc.	10,342,198
		74,576,353
	Energy — 11.9%
382,656	Enbridge, Inc. (Canada)	13,844,494
359,376	Halliburton Co.	14,166,602
76,223	Hess Corp.	11,634,679
77,912	Phillips 66	12,726,146
53,717	Pioneer Natural Resources	14,100,712
		66,472,633
	Information Technology — 11.2%
14,989	Broadcom, Inc.	19,866,571
96,393	Cognizant Technology Solutions Corp. - Class A	7,064,643
85,212	Oracle Corp.	10,703,479
98,818	QUALCOMM, Inc.	16,729,887
75,846	Skyworks Solutions, Inc.	8,215,639
		62,580,219
	Industrials — 10.7%
51,021	AECOM	5,004,140
73,102	Jacobs Solutions, Inc.	11,237,971
55,937	JB Hunt Transport Services, Inc.	11,145,447
65,860	Stanley Black & Decker, Inc.	6,449,670
315,832	Vertiv Holdings Co. - Class A	25,793,999
		59,631,227
	Consumer Discretionary — 10.6%
147,709	Aptiv PLC*	11,765,022
352,597	Aramark	11,466,455
309,090	Las Vegas Sands Corp.	15,979,953
30,992	Lithia Motors, Inc.	9,324,253
100,545	Wynn Resorts Ltd.	10,278,715
		58,814,398
	Materials — 8.0%
61,194	Air Products & Chemicals, Inc.	14,825,470
307,466	Axalta Coating Systems Ltd. *	10,573,756
169,502	CRH PLC	14,621,243
58,142	DuPont de Nemours, Inc.	4,457,747
		44,478,216
Shares		Market Value

	Communication Services — 5.8%
60,648	Alphabet, Inc. - Class A*	$ 9,153,603
370,757	Comcast Corp. - Class A	16,072,316
53,626	Electronic Arts, Inc.	7,114,561
		32,340,480
	Consumer Staples — 3.9%
263,839	Keurig Dr Pepper, Inc.	8,091,942
150,180	Philip Morris International, Inc.	13,759,492
		21,851,434
	Real Estate — 3.7%
32,226	Public Storage REIT	9,347,474
381,674	VICI Properties, Inc. REIT	11,370,068
		20,717,542
	Utilities — 3.5%
116,194	Entergy Corp.	12,279,382
99,366	Pinnacle West Capital Corp.	7,425,621
		19,705,003
	Total Common Stocks	$543,141,824
	Short-Term Investment Fund — 2.7%
15,372,013	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	15,372,013
	Total Investment Securities—100.1% (Cost $401,436,612)	$558,513,837
	Liabilities in Excess of Other Assets — (0.1%)	(691,321)
	Net Assets — 100.0%	$557,822,516
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$543,141,824	$—	$—	$543,141,824
Short-Term Investment Fund	15,372,013	—	—	15,372,013
Total	$558,513,837	$—	$—	$558,513,837
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2024 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2024, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic and/or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2024.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.